Other financial liabilities - Other (Details) - Other financial liabilities - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities
Retentions related to loans	$ 1,611	$ 1,524
Other payable account	1,679	2,362
Other financial liabilities	$ 3,290	$ 3,886